Changes in organization and acquisitions and disposals of subsidiaries and businesses (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Changes In Organisation [Line Items]
Other income other	$ 648	$ 391	$ 185
Asset Management
Disclosure Of Changes In Organisation [Line Items]
Other income other	$ 23
UBS Hana Asset Management Co., Ltd.
Disclosure Of Changes In Organisation [Line Items]
Proportion of ownership interest in subsidiary	51.00%